Share Capital - Summary of Options Outstanding (Details) - Compensation options - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Compensation options, beginning balance (in shares)	0	1,865,249
Compensation options, issued (in shares)	3,609
Compensation options, exercised (in shares)	(3,609)	(1,865,249)
Compensation options, ending balance (in shares)	0	0
Weighted average exercise price, beginning balance (in CAD per share)	$ 0.00	$ 2.25
Weighted average exercise price, issued (in CAD per share)	4.63
Weighted average exercise price, exercised (in CAD per share)	4.63	2.25
Weighted average exercise price, ending balance (in CAD per share)	$ 0.00	$ 0.00